Wireless Licenses, Goodwill And Other Intangible Assets (Composition Of Other Intangible Assets, Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 13,626	$ 12,481
Accumulated Amortization	(7,748)	(6,651)
Net Amount	5,878	5,830
Customer Lists (6 To 13 years) [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,529	3,150
Accumulated Amortization	(2,052)	(1,551)
Net Amount	1,477	1,599
Minimum useful life for finite-lived intangible assets, years	6
Maximum useful life for finite-lived intangible assets, years	13
Non-Network Internal-Use Software (3 to 7 years) [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	9,536	8,446
Accumulated Amortization	(5,487)	(4,614)
Net Amount	4,049	3,832
Minimum useful life for finite-lived intangible assets, years	3
Maximum useful life for finite-lived intangible assets, years	7
Other (2 To 25 years) [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	561	885
Accumulated Amortization	(209)	(486)
Net Amount	$ 352	$ 399
Minimum useful life for finite-lived intangible assets, years	2
Maximum useful life for finite-lived intangible assets, years	25